Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 100.1%
Security	Shares	Value
Aerospace & Defense — 1.8%
Boeing Co.(1)(2)	22,603	$ 4,498,675
L3Harris Technologies, Inc.(2)	26,644	9,196,177
Northrop Grumman Corp.(2)	17,902	12,213,461
Textron, Inc.(2)	55,256	4,838,215
		$ 30,746,528
Air Freight & Logistics — 0.5%
FedEx Corp.(2)	25,598	$ 9,117,496
		$ 9,117,496
Automobiles — 2.8%
Tesla, Inc.(1)(2)	130,406	$ 48,478,430
		$ 48,478,430
Banks — 2.2%
Bank of America Corp.(2)	109,162	$ 5,321,648
Fifth Third Bancorp(2)	43,466	2,019,430
Huntington Bancshares, Inc.(2)	179,679	2,811,976
JPMorgan Chase & Co.(2)	73,512	21,624,290
Regions Financial Corp.(2)	207,924	5,430,975
Truist Financial Corp.(2)	41,626	1,913,547
		$ 39,121,866
Beverages — 1.1%
Coca-Cola Co.(2)	153,082	$ 11,641,886
PepsiCo, Inc.(2)	50,352	7,819,162
		$ 19,461,048
Biotechnology — 2.8%
AbbVie, Inc.(2)	6,939	$ 1,509,163
Amgen, Inc.(2)	52,469	18,461,218
Gilead Sciences, Inc.(2)	191,925	26,748,587
Moderna, Inc.(1)	41,346	2,100,377
		$ 48,819,345
Broadline Retail — 4.5%
Amazon.com, Inc.(1)(2)	378,900	$ 78,913,503
		$ 78,913,503
Building Products — 0.6%
Allegion PLC(2)	10,516	$ 1,527,870
Security	Shares	Value
Building Products (continued)
Trane Technologies PLC(2)	23,525	$ 9,803,808
		$ 11,331,678
Capital Markets — 1.6%
CME Group, Inc.(2)	12,294	$ 3,631,033
Coinbase Global, Inc., Class A(1)	5,032	878,638
Goldman Sachs Group, Inc.(2)	13,270	11,226,287
Moody's Corp.(2)	10,902	4,755,997
S&P Global, Inc.(2)	15,924	6,773,114
		$ 27,265,069
Chemicals — 1.7%
Air Products and Chemicals, Inc.(2)	13,083	$ 3,800,481
Albemarle Corp.(2)	29,778	5,346,044
Corteva, Inc.(2)	20,341	1,702,745
Dow, Inc.(2)	32,865	1,368,827
DuPont de Nemours, Inc.(2)	20,341	931,618
Linde PLC(2)	19,727	9,779,858
PPG Industries, Inc.(2)	59,416	6,350,382
		$ 29,279,955
Commercial Services & Supplies — 0.3%
Republic Services, Inc.(2)	15,474	$ 3,389,115
Waste Management, Inc.(2)	10,149	2,332,139
		$ 5,721,254
Communications Equipment — 1.8%
Cisco Systems, Inc.(2)	358,876	$ 27,845,189
Lumentum Holdings, Inc.(1)	4,615	3,243,237
		$ 31,088,426
Consumer Finance — 1.1%
American Express Co.(2)	23,467	$ 7,098,298
Capital One Financial Corp.(2)	62,122	11,332,917
		$ 18,431,215
Consumer Staples Distribution & Retail — 3.2%
Dollar General Corp.(2)	53,040	$ 6,297,439
Kroger Co.(2)	136,672	9,889,586
Sysco Corp.	53,219	3,796,111
Target Corp.(2)	84,530	10,245,036
Walmart, Inc.(2)	202,948	25,222,378
		$ 55,450,550

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Containers & Packaging — 0.2%
Packaging Corp. of America(2)	14,417	$ 3,059,576
		$ 3,059,576
Distributors — 0.1%
Genuine Parts Co.(2)	9,927	$ 1,049,780
		$ 1,049,780
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.(2)	82,831	$ 4,158,116
		$ 4,158,116
Electric Utilities — 1.0%
Edison International(2)	58,682	$ 4,294,349
NextEra Energy, Inc.(2)	109,508	10,171,103
NRG Energy, Inc.(2)	25,141	3,674,106
		$ 18,139,558
Electrical Equipment — 0.3%
Eaton Corp. PLC(2)	6,652	$ 2,379,221
Rockwell Automation, Inc.(2)	8,828	3,168,192
		$ 5,547,413
Entertainment — 2.1%
Netflix, Inc.(1)(2)	356,450	$ 34,272,667
Walt Disney Co.(2)	31,929	3,077,317
		$ 37,349,984
Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B(1)(2)	20,778	$ 9,956,818
Fidelity National Information Services, Inc.(2)	61,172	2,869,578
Mastercard, Inc., Class A(2)	12,678	6,334,689
Visa, Inc., Class A(2)	39,378	11,901,607
		$ 31,062,692
Food Products — 0.9%
Hershey Co.(2)	16,034	$ 3,333,308
Hormel Foods Corp.(2)	21,160	479,274
Lamb Weston Holdings, Inc.(2)	16,086	679,794
Mondelez International, Inc., Class A(2)	199,235	11,483,906
		$ 15,976,282
Ground Transportation — 0.7%
Norfolk Southern Corp.(2)	10,293	$ 2,954,091
Union Pacific Corp.(2)	37,756	9,160,361
		$ 12,114,452
Security	Shares	Value
Health Care Equipment & Supplies — 1.8%
Edwards Lifesciences Corp.(1)(2)	66,378	$ 5,315,550
Intuitive Surgical, Inc.(1)(2)	43,782	20,183,064
Stryker Corp.(2)	20,620	6,775,526
		$ 32,274,140
Health Care Providers & Services — 1.7%
Centene Corp.(1)(2)	167,087	$ 5,470,428
Cigna Group(2)	12,481	3,329,307
CVS Health Corp.(2)	33,957	2,438,792
McKesson Corp.(2)	11,631	10,065,002
UnitedHealth Group, Inc.(2)	27,776	7,515,908
		$ 28,819,437
Hotels, Restaurants & Leisure — 2.5%
Chipotle Mexican Grill, Inc.(1)(2)	157,296	$ 5,035,045
Darden Restaurants, Inc.(2)	21,181	4,152,323
Marriott International, Inc., Class A(2)	65,019	21,265,764
McDonald's Corp.(2)	35,810	11,129,390
Yum! Brands, Inc.(2)	14,466	2,249,174
		$ 43,831,696
Household Durables — 0.2%
PulteGroup, Inc.(2)	21,021	$ 2,472,280
Whirlpool Corp.(2)	8,566	461,879
		$ 2,934,159
Household Products — 0.3%
Clorox Co.(2)	27,426	$ 2,842,156
Procter & Gamble Co.(2)	14,927	2,156,056
		$ 4,998,212
Industrial REITs — 0.1%
ProLogis, Inc.(2)	12,218	$ 1,614,975
		$ 1,614,975
Insurance — 1.5%
American International Group, Inc.(2)	30,480	$ 2,293,620
Chubb Ltd.(2)	29,835	9,724,121
Lincoln National Corp.(2)	11,270	400,085
Marsh & McLennan Cos., Inc.(2)	16,586	2,876,842
Travelers Cos., Inc.(2)	34,635	10,102,337
Unum Group(2)	5,352	390,857
		$ 25,787,862

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 9.8%
Alphabet, Inc., Class A(2)	227,362	$ 65,380,217
Alphabet, Inc., Class C(2)	187,601	53,815,223
Meta Platforms, Inc., Class A(2)	90,627	51,850,425
		$ 171,045,865
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.(2)	11,884	$ 1,354,538
Revvity, Inc.(2)	23,065	2,020,725
		$ 3,375,263
Machinery — 1.5%
Caterpillar, Inc.(2)	8,507	$ 6,026,869
Dover Corp.(2)	25,606	5,337,571
Flowserve Corp.(2)	4,274	314,182
Ingersoll Rand, Inc.(2)	20,758	1,663,131
Parker-Hannifin Corp.(2)	12,967	11,608,577
Stanley Black & Decker, Inc.(2)	24,486	1,739,975
		$ 26,690,305
Media — 0.1%
Paramount Skydance Corp., Class B	140,962	$ 1,271,477
		$ 1,271,477
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.(2)	94,914	$ 5,579,045
Newmont Corp.(2)	25,563	2,767,195
		$ 8,346,240
Multi-Utilities — 0.8%
CMS Energy Corp.(2)	177,055	$ 13,735,927
		$ 13,735,927
Oil, Gas & Consumable Fuels — 2.6%
Chevron Corp.(2)	56,514	$ 11,692,747
Diamondback Energy, Inc.(2)	77,012	15,232,203
Exxon Mobil Corp.(2)	29,224	4,958,144
ONEOK, Inc.(2)	27,001	2,440,620
Phillips 66(2)	42,445	7,732,630
Williams Cos., Inc.(2)	48,643	3,540,238
		$ 45,596,582
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)(2)	3,244	$ 119,314
Southwest Airlines Co.(2)	50,084	1,881,656
		$ 2,000,970
Security	Shares	Value
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A(2)	42,535	$ 3,052,737
		$ 3,052,737
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.(2)	106,404	$ 6,453,403
Eli Lilly & Co.(2)	12,756	11,732,586
Johnson & Johnson(2)	27,825	6,801,543
Merck & Co., Inc.(2)	26,636	3,204,044
Pfizer, Inc.(2)	184,881	5,191,459
		$ 33,383,035
Professional Services — 0.2%
Equifax, Inc.(2)	14,785	$ 2,662,335
Robert Half, Inc.(2)	12,784	324,714
		$ 2,987,049
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)(2)	16,438	$ 2,226,691
		$ 2,226,691
Residential REITs — 0.1%
Mid-America Apartment Communities, Inc.(2)	9,358	$ 1,142,799
		$ 1,142,799
Semiconductors & Semiconductor Equipment — 19.6%
Advanced Micro Devices, Inc.(1)(2)	111,119	$ 22,604,938
Analog Devices, Inc.(2)	56,522	17,981,909
Broadcom, Inc.(2)	210,722	65,220,566
First Solar, Inc.(1)	2,895	571,068
Lam Research Corp.(2)	151,710	32,414,359
Micron Technology, Inc.(2)	42,323	14,298,402
NVIDIA Corp.(2)	899,281	156,834,607
Qnity Electronics, Inc.(2)	58,161	6,710,616
QUALCOMM, Inc.(2)	94,376	12,153,741
Texas Instruments, Inc.(2)	70,940	13,772,292
		$ 342,562,498
Software — 9.6%
Fortinet, Inc.(1)(2)	140,943	$ 11,517,862
Microsoft Corp.(2)	288,218	106,689,657
Oracle Corp.(2)	37,386	5,499,855
Palantir Technologies, Inc., Class A(1)(2)	177,819	26,011,363
Salesforce, Inc.(2)	41,888	7,819,233

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
ServiceNow, Inc.(1)(2)	69,200	$ 7,234,860
Tyler Technologies, Inc.(1)	10,311	3,530,280
		$ 168,303,110
Specialized REITs — 0.4%
American Tower Corp.(2)	17,730	$ 3,059,843
Iron Mountain, Inc.(2)	38,019	3,883,261
		$ 6,943,104
Specialty Retail — 1.0%
Advance Auto Parts, Inc.(2)	18,636	$ 983,049
Best Buy Co., Inc.(2)	29,375	1,885,875
Carvana Co.(1)(2)	4,570	1,436,716
Home Depot, Inc.(2)	42,301	13,912,376
		$ 18,218,016
Technology Hardware, Storage & Peripherals — 8.5%
Apple, Inc.(2)	557,149	$ 141,398,845
Sandisk Corp.(1)(2)	9,383	5,961,395
Super Micro Computer, Inc.(1)	79,388	1,807,665
		$ 149,167,905
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B(2)	87,185	$ 4,605,112
		$ 4,605,112
Tobacco — 0.4%
Altria Group, Inc.(2)	115,748	$ 7,638,210
		$ 7,638,210
Security	Shares	Value
Trading Companies & Distributors — 0.8%
Fastenal Co.(2)	310,742	$ 14,418,429
		$ 14,418,429
Total Common Stocks (identified cost $384,836,169)		$1,748,656,021

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(3)	7,748,974	$ 7,748,974
Total Short-Term Investments (identified cost $7,748,974)		$ 7,748,974
Total Investments — 100.5% (identified cost $392,585,143)		$1,756,404,995
Total Written Call Options — (0.4)% (premiums received $23,806,598)		$ (7,677,219)
Other Assets, Less Liabilities — (0.1)%		$ (1,144,071)
Net Assets — 100.0%		$1,747,583,705
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.

Written Call Options (Exchange-Traded) — (0.4)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	23	$54,602,437	$25,600	4/1/26	$ (1,093)
NASDAQ 100 Index	23	54,602,437	25,300	4/2/26	(1,265)
NASDAQ 100 Index	23	54,602,437	25,000	4/6/26	(2,185)
NASDAQ 100 Index	23	54,602,437	25,600	4/8/26	(115)
NASDAQ 100 Index	23	54,602,437	25,300	4/10/26	(12,420)
NASDAQ 100 Index	23	54,602,437	25,300	4/13/26	(17,710)
NASDAQ 100 Index	23	54,602,437	25,200	4/15/26	(32,200)
NASDAQ 100 Index	23	54,602,437	24,700	4/17/26	(218,960)
NASDAQ 100 Index	24	56,976,456	24,900	4/20/26	(151,800)
NASDAQ 100 Index	23	54,602,437	24,800	4/22/26	(293,480)
NASDAQ 100 Index	23	54,602,437	24,100	4/24/26	(613,387)

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	23	$54,602,437	$23,800	4/27/26	$(1,425,310)
S&P 500 Index	127	82,912,204	6,975	4/1/26	(381)
S&P 500 Index	127	82,912,204	6,860	4/2/26	(1,905)
S&P 500 Index	129	84,217,908	6,800	4/6/26	(5,805)
S&P 500 Index	127	82,912,204	6,910	4/8/26	(1,905)
S&P 500 Index	127	82,912,204	6,850	4/10/26	(25,654)
S&P 500 Index	127	82,912,204	6,840	4/13/26	(54,610)
S&P 500 Index	128	83,565,056	6,800	4/15/26	(137,600)
S&P 500 Index	128	83,565,056	6,700	4/17/26	(556,800)
S&P 500 Index	128	83,565,056	6,750	4/20/26	(388,480)
S&P 500 Index	128	83,565,056	6,750	4/22/26	(476,544)
S&P 500 Index	129	84,217,908	6,600	4/24/26	(1,404,810)
S&P 500 Index	128	83,565,056	6,550	4/27/26	(1,852,800)
Total					$(7,677,219)
Abbreviations:
REITs	– Real Estate Investment Trusts
At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,748,974, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,645,649	$69,073,325	$(64,970,000)	$ —	$ —	$7,748,974	$84,676	7,748,974
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,748,656,021*	$ —	$ —	$1,748,656,021
Short-Term Investments	7,748,974	—	—	7,748,974
Total Investments	$1,756,404,995	$ —	$ —	$1,756,404,995
Liability Description
Written Call Options	$ (7,677,219)	$ —	$ —	$ (7,677,219)
Total	$ (7,677,219)	$ —	$ —	$ (7,677,219)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.